Equity - Reserves and Retained Earnings - Summary of Equity Reserves and Retained Earnings (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019
Reserves
Options issued reserve				$ 19,116,205	$ 19,116,205
Conversion feature of convertible note reserve	$ 41,431,774	$ 41,431,774	$ 41,431,774	41,431,774	41,431,774
Foreign currency translation reserve				1,754,740	1,654,783
Share-based payment reserve	3,331,192	3,229,693	3,229,693	3,712,180	3,331,192
Ending balance				$ 66,014,899	$ 65,533,954
Movement in options issued reserve were as follows:
Opening balance	19,116,205	19,116,205
Ending balance	19,116,205	19,116,205	19,116,205
Movements in conversion feature of convertible note reserve:
Opening balance	41,431,774	41,431,774
Ending balance	41,431,774	41,431,774	41,431,774
Movement in foreign currency translation reserve were as follows:
Opening balance	1,654,783	1,096,368
Currency translation differences arising during the year	99,957	558,415
Ending balance	1,754,740	1,654,783	1,096,368
Movement in share-based payment reserve were as follows:
Opening balance	3,331,192	3,229,693
Performance rights expensed during the year	1,724,282	1,581,987
Exercise of vested performance rights	(1,343,294)	(1,480,488)
Ending balance	3,712,180	3,331,192	3,229,693
Movement in accumulated losses were as follows:
Opening balance	(262,237,829)	(244,584,832)
Net loss for the year	(13,468,232)	(18,343,984)	(12,746,020)
Exercise of warrants		690,987
Ending balance	$ (275,706,061)	$ (262,237,829)	$ (244,584,832)